Commitments and Contingencies - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)
Other Commitments [Line Items]
Research and development expense	$ 29,379,000	$ 12,606,000
Alloy Therapeutics Llc [Member]
Other Commitments [Line Items]
Payment of annual license fees and program fees	100,000
Research and development expense	500	100,000
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	1,800,000
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	3,100,000
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	11,000,000
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	15,000,000
Ligand Pharmaceuticals Incorporated [Member]
Other Commitments [Line Items]
Research and development expense	100,000
Ligand Pharmaceuticals Incorporated [Member] | Development Milestone [Member]
Other Commitments [Line Items]
Potential milestone payments due	12,200,000
IONTAS Limited [Member]
Other Commitments [Line Items]
Research and development expense	$ 1,700,000	$ 2,700,000
IONTAS Limited [Member] | Development Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			£ 3.1
IONTAS Limited [Member] | Development Milestone [Member] | Second Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			2.5
IONTAS Limited [Member] | Commercial Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			£ 2.3